COMMON STOCK AND CONVERTIBLE PREFERRED STOCK (Details 1) - USD ($) $ / shares in Units, $ in Thousands		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Shares Issued		0	0
Issuance Price per share		$ 10.00	$ 10.00
Airspan [Member]
Class of Stock [Line Items]
Shares Issued		4,594,410	4,581,404	3,672,129
Convertible Preferred Stock Series B 1 [Member]
Class of Stock [Line Items]
Shares Issued			72,123
Issuance Price per share			$ 807,000.00
Conversion Rate			1.0
Voting Rate
Liquidation Preference			$ 58,203
Convertible Preferred Stock Series B 1 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Issued		72,123
Issuance Price per share		$ 807.00
Conversion Rate		1.0
Voting Rate
Liquidation Preference		$ 58,203
Convertible Preferred Stock Series C 1 [Member]
Class of Stock [Line Items]
Shares Issued			416,667
Issuance Price per share			$ 24.00
Conversion Rate			1.0
Voting Rate
Liquidation Preference			$ 10,000
Convertible Preferred Stock Series C 1 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Issued		416,667
Issuance Price per share		$ 24.00
Conversion Rate		1.0
Voting Rate
Liquidation Preference		$ 10,000
Convertible Preferred Stock Series D [Member]
Class of Stock [Line Items]
Shares Issued			1,080,993
Issuance Price per share			$ 61.50
Conversion Rate			1.0
Voting Rate			$ 1.00
Liquidation Preference			$ 66,481
Convertible Preferred Stock Series D [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Issued		1,080,993
Issuance Price per share		$ 61.50
Conversion Rate		1.0
Voting Rate		$ 1.00
Liquidation Preference		$ 66,481
Convertible Preferred Stock Series D 1 [Member]
Class of Stock [Line Items]
Shares Issued			325,203
Issuance Price per share			$ 61.50
Conversion Rate			1.0
Voting Rate
Liquidation Preference			$ 20,000
Convertible Preferred Stock Series D 1 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Issued		325,203
Issuance Price per share		$ 61.50
Conversion Rate		1.0
Voting Rate
Liquidation Preference		$ 20,000
Convertible Preferred Stock Series D 2 [Member]
Class of Stock [Line Items]
Shares Issued			370,000
Issuance Price per share			$ 61.50
Conversion Rate			1.0
Voting Rate
Liquidation Preference			$ 22,755
Convertible Preferred Stock Series D 2 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Issued		370,000
Issuance Price per share		$ 61.50
Conversion Rate		1.0
Voting Rate
Liquidation Preference		$ 22,755
Senior Convertible Preferred Stock Series E [Member]
Class of Stock [Line Items]
Shares Issued			615,231
Issuance Price per share			$ 91.00
Conversion Rate			1.04
Voting Rate			$ 1.04
Liquidation Preference			$ 55,989
Senior Convertible Preferred Stock Series E [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Issued		615,231
Issuance Price per share		$ 91.00
Conversion Rate		1.04
Voting Rate		$ 1.04
Liquidation Preference		$ 55,989
Senior Convertible Preferred Stock Series E 1 [Member]
Class of Stock [Line Items]
Shares Issued			393,511
Issuance Price per share			$ 91.00
Conversion Rate			1.04
Voting Rate
Liquidation Preference			$ 35,811
Senior Convertible Preferred Stock Series E 1 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Issued		393,511
Issuance Price per share		$ 91.00
Conversion Rate		1.04
Voting Rate
Liquidation Preference		$ 35,811
Senior Convertible Preferred Stock Series F [Member]
Class of Stock [Line Items]
Shares Issued			352,076
Issuance Price per share			$ 107.93
Conversion Rate			1.755
Voting Rate			$ 1.755
Liquidation Preference			$ 38,000
Senior Convertible Preferred Stock Series F [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Issued		352,076
Issuance Price per share		$ 107.93
Conversion Rate		1.755
Voting Rate		$ 1.755
Liquidation Preference		$ 38,000
Senior Convertible Preferred Stock Series F 1 [Member]
Class of Stock [Line Items]
Shares Issued			46,325
Issuance Price per share			$ 107.93
Conversion Rate			1.755
Voting Rate
Liquidation Preference			$ 5,000
Senior Convertible Preferred Stock Series F 1 [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Issued		46,325
Issuance Price per share		$ 107.93
Conversion Rate		1.755
Voting Rate
Liquidation Preference		$ 5,000
Senior Convertible Preferred Stock Series G [Member]
Class of Stock [Line Items]
Shares Issued			740,987
Issuance Price per share			$ 61.50
Conversion Rate	[1]		1,000.0
Voting Rate			$ 1.00
Liquidation Preference			$ 113,927
Senior Convertible Preferred Stock Series G [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Issued		740,987
Issuance Price per share		$ 61.50
Conversion Rate	[2]	1,000.0
Voting Rate		$ 1.00
Liquidation Preference		$ 113,927
Senior Convertible Preferred Stock Series H [Member]
Class of Stock [Line Items]
Shares Issued			168,288
Issuance Price per share			$ 61.50
Conversion Rate			1.0
Voting Rate			$ 1.00
Liquidation Preference			$ 10,350
Senior Convertible Preferred Stock Series H [Member] | Airspan [Member]
Class of Stock [Line Items]
Shares Issued		181,294
Issuance Price per share		$ 61.50
Conversion Rate		1.0
Voting Rate		$ 1.00
Liquidation Preference		$ 11,150

[1]	The Series G and G-1 Convertible Preferred Stock have special conversion rights in connection with an IPO or a SPAC merger whereby the Series G Convertible Preferred Stock shall receive shares to at least 2.5 times the amount paid for each preferred share.
[2]	The Series G and G-1 Convertible Preferred Stock have special conversion rights in connection with an initial public offering or a SPAC merger whereby the Series G Convertible Preferred Stock shall receive shares to at least 2.5 times the amount paid for each preferred share.